Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues	$ 64,947	$ 36,379	$ 26,096
Cost of sales	23,684	10,330	5,827
Gross profit	41,263	26,049	20,269
Research and development expenses, net	8,192	5,736	6,324
Selling and marketing expenses	39,499	33,637	24,947
General and administrative expenses	7,375	5,697	4,305
Operating loss	(13,803)	(19,021)	(15,307)
Financing income	1,247	438	272
Financing expenses	(19)	(41)	(137)
Financing income, net	1,228	397	135
Loss before taxes on income	(12,575)	(18,624)	(15,172)
Income tax expense (benefit)	(156)	44	213
Net loss	$ (12,419)	$ (18,668)	$ (15,385)
Net loss per share
Basic and diluted loss per share (in USD)	$ (0.25)	$ (0.42)	$ (0.36)